Investment Securities - Summary of Other-than-Temporary Impairment by Investment Category (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other Gains (Losses)	$ 1	$ 8	$ 12
Available-for-Sale Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(8)	(14)	(74)
Other Gains (Losses)	1	8	12
Total Available for sale other-than-temporary impairment	(7)	(6)	(62)
Available-for-Sale Securities [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(1)	(6)	(12)
Other Gains (Losses)	1	2	(9)
Total Available for sale other-than-temporary impairment		(4)	(21)
Available-for-Sale Securities [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(2)	(8)	(33)
Other Gains (Losses)		6	21
Total Available for sale other-than-temporary impairment	(2)	(2)	(12)
Available-for-Sale Securities [Member] | Perpetual Preferred Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(5)		(27)
Total Available for sale other-than-temporary impairment	(5)		(27)
Commercial Non-Agency Mortgage-Backed Securities [Member] | Available-for-Sale Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings			(1)
Other Gains (Losses)			(1)
Total Available for sale other-than-temporary impairment			(2)
Other Asset-Backed Securities [Member] | Available-for-Sale Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings			(1)
Other Gains (Losses)			$ 1